ACQUISITION OF DUPARQUET	12 Months Ended
Dec. 31, 2022
ACQUISITION OF DUPARQUET

4. ACQUISITION OF DUPARQUET

On September 15, 2022, the Company completed the acquisition of all the outstanding common shares of Beattie Gold Mines Ltd. (“Beattie”), a private company that owns the mineral rights to mining claims that make up the former Beattie mining concession that form a large part of the Duparquet Gold Project located Québec, Canada (the “Beattie Transaction”), that are not already owned by the Company or Clifton Star Resources Inc. (“Clifton Star”). The total consideration of the Beattie Transaction was $4.43641 cash per Beattie Gold common share and 35 common shares of First Mining (“First Mining Shares”) per Beattie Gold common share for total cash consideration of $6,227,176 and total share consideration of 51,532,516 First Mining Shares.

Concurrent with completing the Beattie Transaction, the Company completed the acquisitions of 2699681 Canada Ltd. (“269 Canada”) and 2588111 Manitoba Ltd. (“258 Manitoba”), (together the “Concurrent Transactions”) through Clifton Star. The total consideration of the Concurrent Transactions was $2,500,000 in cash and the issuance of 20,000,000 First Mining Shares.

As a result of acquiring Beattie, 269 Canada and 258 Manitoba, the Company, through its wholly owned subsidiary Duparquet Gold Mines Inc. (“Duparquet Gold Mines”), which was previously called Clifton Star, now owns 100% of the Duparquet Gold Project, in addition to the Pitt Gold Project in Quebec (which the Company acquired from Brionor Resources Inc. on April 28, 2016 and which it holds through Duparquet Gold Mines) and the Duquesne Gold Project in Quebec (which the Company has owned since it acquired all of the issued and outstanding shares of Clifton Star on April 8, 2016 and which it holds through Duparquet Gold Mines).

Management has concluded that the acquisition of Duparquet, consisting of Beattie, 269 Canada and 258 Manitoba, is an asset acquisition when applying the guidance within IFRS 3 Business Combinations. The purchase price has been allocated to the assets acquired and liabilities assumed, based on their estimated fair values at the acquisition date. Upon closing, the fair value of identifiable assets acquired from Beattie, 269 Canada and 258 Manitoba were as follows:

Mineral Properties	$24,166
Accounts Payable and Accruals	(71)
Net assets acquired	$24,095

The consideration paid by the Company was comprised as follows:

Fair value of 71,532,516 common shares issued for Beattie, 269 Canada and 258 Manitoba	$15,368
Cash paid	8,727
Total consideration paid	$24,095